INTANGIBLES, NET - Summary of Components of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 1,550	$ 1,550
Less: accumulated amortization	(1,334)	(1,287)
Intangible assets, net	216	263
Trade Name
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 1,280	1,280
Trade Name | Maximum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	13 years
Trade Name | Minimum
Indefinite-Lived Intangible Assets [Line Items]
Useful lives (in years)	10 years
Technology
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 270	$ 270
Useful lives (in years)	13 years